Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest rate swaps, effective portion	$ (1,364)	$ (14,550)
Interest rate swaps, ineffective portion	0	0
Reclassification to Interest and finance costs, effective portion	6,459	11,489
Reclassification to Interest and finance costs, ineffective portion	0	0
Total, effective portion	5,095	(3,061)
Total, ineffective portion	$ 0	$ 0